American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
June 30, 2023

Equity Income - Schedule of Investments
JUNE 30, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 81.2%
Aerospace and Defense — 2.9%
Raytheon Technologies Corp.	2,827,690	277,000,512
Air Freight and Logistics — 0.6%
United Parcel Service, Inc., Class B	337,987	60,584,170
Banks — 3.3%
Capitol Federal Financial, Inc.(1)	7,827,638	48,296,527
Commerce Bancshares, Inc.	624,400	30,408,280
JPMorgan Chase & Co.	955,186	138,922,252
PNC Financial Services Group, Inc.	381,399	48,037,204
Truist Financial Corp.	859,855	26,096,599
U.S. Bancorp	871,508	28,794,624
		320,555,486
Beverages — 2.0%
PepsiCo, Inc.	1,056,336	195,654,554
Building Products — 0.4%
Assa Abloy AB, Class B	1,481,478	35,610,235
Capital Markets — 4.4%
AllianceBernstein Holding LP	1,538,558	49,480,025
Bank of New York Mellon Corp.	1,078,788	48,027,642
BlackRock, Inc.	135,874	93,907,956
Charles Schwab Corp.	1,358,755	77,014,234
Northern Trust Corp.	624,000	46,263,360
T. Rowe Price Group, Inc.	983,367	110,156,771
		424,849,988
Chemicals — 2.7%
Akzo Nobel NV	1,105,163	90,350,573
Linde PLC	458,639	174,778,150
		265,128,723
Commercial Services and Supplies — 1.1%
Republic Services, Inc.	710,473	108,823,149
Communications Equipment — 1.7%
Cisco Systems, Inc.	3,124,712	161,672,599
Consumer Staples Distribution & Retail — 2.3%
Koninklijke Ahold Delhaize NV	2,749,671	93,744,572
Walmart, Inc.	828,417	130,210,584
		223,955,156
Containers and Packaging — 1.5%
Amcor PLC	4,812,039	48,024,149
Packaging Corp. of America	762,915	100,826,847
		148,850,996
Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	5,105,320	189,866,851
Electric Utilities — 1.7%
Duke Energy Corp.	1,077,223	96,669,992
Eversource Energy	954,016	67,658,815
		164,328,807
Electrical Equipment — 1.6%
Emerson Electric Co.	656,938	59,380,626
Hubbell, Inc.	144,357	47,863,007

Legrand SA	480,080	47,625,785
		154,869,418
Electronic Equipment, Instruments and Components — 2.3%
Corning, Inc.	3,889,360	136,283,175
TE Connectivity Ltd.	588,533	82,488,785
		218,771,960
Energy Equipment and Services — 0.4%
Baker Hughes Co.	1,063,728	33,624,442
Food Products — 4.0%
Hershey Co.	419,574	104,767,628
Mondelez International, Inc., Class A	2,634,620	192,169,183
Nestle SA	756,864	91,044,322
		387,981,133
Gas Utilities — 5.1%
Atmos Energy Corp.	1,357,593	157,942,370
ONE Gas, Inc.	2,168,696	166,577,540
Spire, Inc.	2,649,858	168,106,991
		492,626,901
Ground Transportation — 1.7%
Norfolk Southern Corp.	731,835	165,950,905
Health Care Equipment and Supplies — 6.2%
Becton Dickinson & Co.	782,145	206,494,101
Medtronic PLC	4,449,285	391,982,009
		598,476,110
Health Care Providers and Services — 1.7%
Quest Diagnostics, Inc.	652,311	91,688,834
UnitedHealth Group, Inc.	143,096	68,777,662
		160,466,496
Household Products — 5.2%
Colgate-Palmolive Co.	2,593,623	199,812,716
Henkel AG & Co. KGaA, Preference Shares	417,128	33,360,342
Kimberly-Clark Corp.	1,248,478	172,364,872
Procter & Gamble Co.	635,704	96,461,725
		501,999,655
Insurance — 4.3%
Aflac, Inc.	703,002	49,069,540
Allstate Corp.	927,285	101,111,156
Chubb Ltd.	277,084	53,355,295
Marsh & McLennan Cos., Inc.	851,629	160,174,382
Reinsurance Group of America, Inc.	350,598	48,624,437
		412,334,810
Media — 0.5%
Omnicom Group, Inc.	554,619	52,771,998
Oil, Gas and Consumable Fuels — 6.6%
Chevron Corp.	794,963	125,087,428
Enterprise Products Partners LP	6,417,363	169,097,515
Exxon Mobil Corp.	2,444,155	262,135,624
TotalEnergies SE	1,441,866	82,769,773
		639,090,340
Personal Care Products — 2.2%
Kenvue, Inc.(2)	1,580,970	41,769,227
Unilever PLC	3,186,022	166,061,427
		207,830,654

Pharmaceuticals — 7.8%
Johnson & Johnson	3,013,905	498,861,556
Roche Holding AG	665,930	203,421,574
Sanofi, ADR	938,002	50,558,308
		752,841,438
Professional Services — 2.3%
Automatic Data Processing, Inc.	1,005,243	220,942,359
Semiconductors and Semiconductor Equipment — 1.0%
Texas Instruments, Inc.	537,513	96,763,090
Specialized REITs — 1.4%
American Tower Corp.	348,060	67,502,756
Public Storage	225,125	65,709,485
		133,212,241
Trading Companies and Distributors — 0.3%
Bunzl PLC	772,718	29,446,765
TOTAL COMMON STOCKS (Cost $6,194,311,169)		7,836,881,941
PREFERRED STOCKS — 8.1%
Banks — 5.5%
Bank of America Corp., 6.30%	94,335,000	94,547,254
Citigroup, Inc., 9.34%	84,410,000	84,916,460
JPMorgan Chase & Co., 4.60%	79,179,000	74,032,365
JPMorgan Chase & Co., 5.00%	117,287,000	114,648,043
Truist Financial Corp., 4.95%(3)	137,343,000	127,385,632
Truist Financial Corp., 5.10%	39,647,000	34,492,890
		530,022,644
Capital Markets — 2.6%
Bank of New York Mellon Corp., 4.70%	78,640,000	76,575,700
Charles Schwab Corp., 4.00%	66,830,000	54,399,620
Charles Schwab Corp., 5.375%(3)	123,987,000	119,116,790
		250,092,110
TOTAL PREFERRED STOCKS (Cost $817,248,614)		780,114,754
EQUITY-LINKED NOTES — 3.3%
Chemicals — 0.2%
Merrill Lynch International & Co. C.V., (convertible into Linde PLC), 5.35%, 1/3/24(4)(5)	50,893	19,056,884
Consumer Staples Distribution & Retail — 0.4%
Citigroup Global Markets Holdings, Inc., (convertible into Dollar Tree, Inc.), 11.64%, 7/24/23(4)	134,766	19,840,925
Merrill Lynch International & Co. C.V., (convertible into Target Corp.), 12.44%, 1/3/24(4)(5)	137,097	18,036,481
		37,877,406
Electrical Equipment — 0.2%
UBS AG, (convertible into Emerson Electric Co.), 6.00%, 10/19/23(4)	203,871	18,219,951
Entertainment — 0.3%
Citigroup Global Markets Holdings, Inc., (convertible into Walt Disney Co.), 15.47%, 7/10/23(4)	287,024	27,387,830
Financial Services — 1.6%
Goldman Sachs International, (convertible into Berkshire Hathaway, Inc., Class B), 4.37%, 7/27/23(4)	72,750	23,263,631
Goldman Sachs International, (convertible into Berkshire Hathaway, Inc., Class B), 4.99%, 9/6/23(4)	75,729	23,551,341
Goldman Sachs International, (convertible into Berkshire Hathaway, Inc., Class B), 5.82%, 9/13/23(4)	73,969	22,946,293
JPMorgan Chase Bank N.A., (convertible into Berkshire Hathaway, Inc., Class B), 4.96%, 9/19/23(4)	74,426	23,899,677
JPMorgan Chase Bank N.A., (convertible into Berkshire Hathaway, Inc., Class B), 5.75%, 9/19/23(4)	73,360	22,321,981
Merrill Lynch International & Co. C.V., (convertible into Berkshire Hathaway, Inc., Class B), 4.94%, 8/17/23(4)	59,397	18,909,629
Merrill Lynch International & Co. C.V., (convertible into Berkshire Hathaway, Inc., Class B), 5.50%, 11/6/23(4)	60,530	20,414,348
		155,306,900
Food Products — 0.1%
UBS AG, (convertible into Hershey Co.), 5.50%, 10/24/23(4)	57,869	14,958,558

Semiconductors and Semiconductor Equipment — 0.4%
JPMorgan Chase Bank N.A., (convertible into Applied Materials, Inc.), 17.40%, 8/22/23(4)	156,544	19,464,681
Royal Bank of Canada, (convertible into Teradyne, Inc.), 13.80%, 11/8/23(4)	174,107	16,944,093
		36,408,774
Specialized REITs — 0.1%
Citigroup Global Markets Holdings, Inc., (convertible into Advance Auto Parts, Inc.), 13.12%, 9/7/23(4)	124,770	9,003,403
TOTAL EQUITY-LINKED NOTES (Cost $319,669,368)		318,219,706
CONVERTIBLE BONDS — 2.4%
Hotels, Restaurants and Leisure — 0.7%
Cracker Barrel Old Country Store, Inc., 0.625%, 6/15/26	82,825,000	70,608,313
Passenger Airlines — 0.4%
Southwest Airlines Co., 1.25%, 5/1/25(3)	30,964,000	35,616,341
Semiconductors and Semiconductor Equipment — 1.3%
Microchip Technology, Inc., 0.125%, 11/15/24(3)	109,181,000	124,056,911
TOTAL CONVERTIBLE BONDS (Cost $233,585,066)		230,281,565
EXCHANGE-TRADED FUNDS — 1.6%
iShares Russell 1000 Value ETF (Cost $128,521,374)	969,631	153,036,861
CONVERTIBLE PREFERRED STOCKS — 1.0%
Banks — 0.4%
Bank of America Corp., 7.25%	32,975	38,723,202
Electric Utilities — 0.6%
NextEra Energy, Inc., 6.93%, 9/1/25	1,287,864	58,114,863
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $108,200,813)		96,838,065
SHORT-TERM INVESTMENTS — 3.4%
Discount Notes(6) — 0.6%
Federal Home Loan Bank Discount Notes, 4.93%, 7/3/23	54,428,000	54,428,000
Money Market Funds — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio(7)	129,957,473	129,957,473
Repurchase Agreements — 1.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $22,668,066), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $22,095,988)		22,086,748
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 11/15/32, valued at $122,153,235), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $119,808,298)		119,758,000
		141,844,748
TOTAL SHORT-TERM INVESTMENTS (Cost $326,215,706)		326,230,221
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $8,127,752,110)		9,741,603,113
OTHER ASSETS AND LIABILITIES — (1.0)%		(94,582,754)
TOTAL NET ASSETS — 100.0%		$9,647,020,359

WRITTEN OPTIONS CONTRACTS
Reference Equity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
AllianceBernstein Holding LP	1,014	Put	$30.00	7/21/23	$3,261,024	$(24,053)	$(7,605)
United Parcel Service, Inc.	581	Put	165.00	7/21/23	10,414,425	(80,385)	(14,816)
						$(104,438)	$(22,421)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	5,494,850	USD	6,188,313	Morgan Stanley	9/29/23	$6,473
USD	257,409,082	CHF	228,109,493	Morgan Stanley	9/29/23	242,954
USD	119,358,838	EUR	108,787,222	Bank of America N.A.	9/29/23	141,952
USD	231,494,026	EUR	211,186,347	JPMorgan Chase Bank N.A.	9/29/23	60,793
USD	119,367,650	EUR	108,787,222	Morgan Stanley	9/29/23	150,764
USD	23,676,272	GBP	18,632,486	Bank of America N.A.	9/29/23	8,518
USD	1,036,705	GBP	815,667	Bank of America N.A.	9/29/23	611
USD	29,035,737	SEK	309,777,050	UBS AG	9/29/23	195,368
USD	1,117,033	SEK	12,088,861	UBS AG	9/29/23	(8,445)
						$798,988

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $128,968,851. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $318,219,706, which represented 3.3% of total net assets.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $131,250,556, which includes securities collateral of $1,293,083.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Equity-linked notes are valued at the mean using market models that consider quotations from dealer and active market makers. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Building Products	—	$35,610,235	—
Chemicals	$174,778,150	90,350,573	—
Consumer Staples Distribution & Retail	130,210,584	93,744,572	—
Electrical Equipment	107,243,633	47,625,785	—
Food Products	296,936,811	91,044,322	—
Household Products	468,639,313	33,360,342	—
Oil, Gas and Consumable Fuels	556,320,567	82,769,773	—
Personal Care Products	41,769,227	166,061,427	—
Pharmaceuticals	549,419,864	203,421,574	—
Trading Companies and Distributors	—	29,446,765	—
Other Industries	4,638,128,424	—	—
Preferred Stocks	—	780,114,754	—
Equity-Linked Notes	—	318,219,706	—
Convertible Bonds	—	230,281,565	—
Exchange-Traded Funds	153,036,861	—	—
Convertible Preferred Stocks	—	96,838,065	—
Short-Term Investments	129,957,473	196,272,748	—
	$7,246,440,907	$2,495,162,206	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$807,433	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$8,445	—
Written Options Contracts	$22,421	—	—
	$22,421	$8,445	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2023 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Capitol Federal Financial, Inc.	$53,006	—	$481	$(4,228)	$48,297	7,828	$(187)	$669
Spire, Inc.(1)	194,479	—	9,804	(16,568)	(1)	(1)	(1,596)	1,908
	$247,485	—	$10,285	$(20,796)	$48,297	7,828	$(1,783)	$2,577
(1)Company was not an affiliate at June 30, 2023.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.